Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended	9 Months Ended		15 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
Statement Of Operations [Abstract]
REVENUE	$ 6,245		$ 3,000	$ 10,234		$ 13,234
COST OF SALES	5,000			9,176		9,176
GROSS PROFIT	1,245			1,058		4,058
OPERATING EXPENSES:
GENERAL AND ADMINISTRATIVE EXPENSES	99,570	4,958	34,064	216,739	4,958	250,803
TOTAL OPERATING EXPENSES	99,570	4,958	34,064	216,739	4,958	250,803
OPERATING LOSS	(98,325)	(4,958)	(31,064)	(215,681)	(4,958)	(246,745)
INTEREST EXPENSE	3,755		345	5,249		5,594
LOSS BEFORE INCOME TAXES	(102,080)	(4,958)	(31,409)	(220,930)	(4,958)	(252,339)
INCOME TAXES
NET LOSS	$ (102,080)	$ (4,958)	$ (31,409)	$ (220,930)	$ (4,958)	$ (252,339)
Net Loss Per Common Share, basic & diluted	$ (0.01)		$ 0.00	$ (0.01)
Weighted Average Common Shares Outstanding, basic & diluted	20,126,500	20,040,000	20,044,411	20,126,500	20,004,444